NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2016 and 2015 are summarized as follows:

	December 31,
	2016	2015
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,623	13,583
Leasehold improvements	10,731	10,717
Furniture and equipment	12,405	12,905
Construction in process	580	30
	42,085	41,981
Accumulated depreciation and amortization	(22,201)	(20,793)
Premises and equipment, net	$19,884	$21,188

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings per share is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Dollars In Thousands, Except Per Share Amounts)

Net income	$11,310	$4,348	$4,411
Weighted average common shares outstanding:
Basic	11,806,927	11,976,291	12,313,549
Effect of dilutive stock options	61,195	29,696	33,580
Diluted	11,868,122	12,005,987	12,347,129

Earnings per share:
Basic	$0.96	$0.36	$0.36
Diluted	$0.95	$0.36	$0.36